Exhibit 99.1

CAPITAL ONE PRIME AUTO RECEIVABLES TRUST 2022-1
Statement to Securityholders
Determination Date: June 10, 2022

Payment Date	6/15/2022
Collection Period Start	4/1/2022
Collection Period End	5/31/2022
Interest Period Start	5/4/2022
Interest Period End	6/14/2022

Cut-Off Date Net Pool Balance	$2,025,808,403.15
Cut-Off Date Adjusted Pool Balance	$1,899,077,623.74

I. DEAL SUMMARY

	Beginning Note Balance	Principal Payment	Ending Note Balance	Note Factor	Final Scheduled Payment Date
Class A-1 Notes	$365,000,000.00	$120,510,697.33	$244,489,302.67	0.669834	May-23
Class A-2 Notes	$663,190,000.00	$—	$663,190,000.00	1.000000	Jun-25
Class A-3 Notes	$663,190,000.00	$—	$663,190,000.00	1.000000	Apr-27
Class A-4 Notes	$150,730,000.00	$—	$150,730,000.00	1.000000	Sep-27
Class B Notes	$18,990,000.00	$—	$18,990,000.00	1.000000	Oct-27
Class C Notes	$18,990,000.00	$—	$18,990,000.00	1.000000	Dec-27
Class D Notes	$18,980,000.00	$—	$18,980,000.00	1.000000	Sep-28
Total Notes	$1,899,070,000.00	$120,510,697.33	$1,778,559,302.67

	Beginning Balance	Ending Balance	Pool Factor
Net Pool Balance	$2,025,808,403.15	$1,902,438,881.55	0.939101
YSOC Amount	$126,730,779.41	$119,131,884.82
Adjusted Pool Balance	$1,899,077,623.74	$1,783,306,996.73
Overcollateralization Amount (Adjusted Pool Balance - Note Balance)	$7,623.74	$4,747,694.06
Reserve Account Balance	$4,747,694.06	$4,747,694.06

	Beginning Note Balance	Interest Rate	Accrual Methodology	Interest Payment
Class A-1 Notes	$365,000,000.00	1.40500%	ACT/360	$598,295.83
Class A-2 Notes	$663,190,000.00	2.71000%	30/360	$2,046,862.25
Class A-3 Notes	$663,190,000.00	3.17000%	30/360	$2,394,300.12
Class A-4 Notes	$150,730,000.00	3.32000%	30/360	$569,926.88
Class B Notes	$18,990,000.00	3.59000%	30/360	$77,642.73
Class C Notes	$18,990,000.00	3.93000%	30/360	$84,996.08
Class D Notes	$18,980,000.00	4.43000%	30/360	$95,759.37
Total Notes	$1,899,070,000.00			$5,867,783.26

II. COLLATERAL POOL BALANCE

	Beginning of Period	End of Period
Net Pool Balance	$2,025,808,403.15	$1,902,438,881.55
Adjusted Pool Balance (Net Pool Balance - YSOC Amount)	$1,899,077,623.74	$1,783,306,996.73
Number of Receivable Outstanding	87,939	85,419
Weight Average Contract Rate	3.62%	3.61%
Weighted Average Remaining Term (months)	61	59

III. FUNDS AVAILABLE FOR DISTRIBUTION

Available Funds:
a. Collections
Interest Collections	$11,860,958.29
Principal Collections	$123,238,913.30
Liquidation Proceeds	$8,743.60
b. Repurchase Price	$—
c. Optional Purchase Price	$—
d. Reserve Account Excess Amount	$—
Total Available Funds	$135,108,615.19
Reserve Account Draw Amount	$—
Total Funds Available for Distribution	$135,108,615.19

IV. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Servicing Fee	$3,376,347.34	$3,376,347.34	$—	$—	$131,732,267.85
Interest - Class A-1 Notes	$598,295.83	$598,295.83	$—	$—	$131,133,972.02
Interest - Class A-2 Notes	$2,046,862.25	$2,046,862.25	$—	$—	$129,087,109.77
Interest - Class A-3 Notes	$2,394,300.12	$2,394,300.12	$—	$—	$126,692,809.65
Interest - Class A-4 Notes	$569,926.88	$569,926.88	$—	$—	$126,122,882.77
First Allocation of Principal	$58,803,003.27	$58,803,003.27	$—	$—	$67,319,879.50
Interest - Class B Notes	$77,642.73	$77,642.73	$—	$—	$67,242,236.77
Second Allocation of Principal	$18,990,000.00	$18,990,000.00	$—	$—	$48,252,236.77
Interest - Class C Notes	$84,996.08	$84,996.08	$—	$—	$48,167,240.69
Third Allocation of Principal	$18,990,000.00	$18,990,000.00	$—	$—	$29,177,240.69
Interest - Class D Notes	$95,759.37	$95,759.37	$—	$—	$29,081,481.32
Fourth Allocation of Principal	$18,980,000.00	$18,980,000.00	$—	$—	$10,101,481.32
Reserve Account Deposit Amount	$—	$—	$—	$—	$10,101,481.32
Regular Principal Distribution Amount	$4,747,694.06	$4,747,694.06	$—	$—	$5,353,787.26
Owner Trustee, Indenture Trustee, and ARR Fees & Expenses	$—	$—	$—	$—	$5,353,787.26
Remaining Funds to Certificates	$5,353,787.26	$5,353,787.26	$—	$—	$—
Total	$135,108,615.19	$135,108,615.19	$—	$—

V. OVERCOLLATERALIZATION INFORMATION

Yield Supplement Overcollateralization Amount:
Beginning Period YSOC Amount	$126,730,779.41
Increase/(Decrease)	$(7,598,894.59)
Ending YSOC Amount	$119,131,884.82

Overcollateralization:	Beginning of Period	End of Period
Adjusted Pool Balance	$1,899,077,623.74	$1,783,306,996.73
Note Balance	$1,899,070,000.00	$1,778,559,302.67
Overcollateralization (Adjusted Pool Balance - Note Balance)	$7,623.74	$4,747,694.06
Target Overcollateralization Amount	$—	$4,747,694.06
Overcollateralization Shortfall	$—	$—

VI. RESERVE ACCOUNT

Specified Reserve Account Balance	$4,747,694.06
Beginning Reserve Account Balance	$4,747,694.06
Reserve Account Deposit Amount	$—
Reserve Account Draw Amount	$—
Reserve Account Excess Amount	$—
Ending Reserve Account Balance	$4,747,694.06

VII. NET LOSS AND DELINQUENT RECEIVABLES

Net Loss:	% of EOP Net Pool Balance	# of Receivables	Amount
Defaulted Receivables during Collection Period (Principal Balance)	0.01%	20	$130,608.30
Liquidation Proceeds of Defaulted Receivables[1]	0.00%	3	$8,743.60
Monthly Net Losses (Liquidation Proceeds)			$121,864.70
Net Losses as % of Average Pool Balance (annualized)
Third Preceding Collection Period			N/A
Second Preceding Collection Period			N/A
Preceding Collection Period			N/A
Current Collection Period			0.07%
Four-Month Average Net Loss Ratio			N/A
Cumulative Net Losses for All Periods			$121,864.70
Cumulative Net Loss Ratio			0.01%
[1] Liquidation Proceeds include all proceeds on a receivable after it has been charged-off.

Delinquent Receivables:	% of EOP Net Pool Balance	# of Receivables	Principal Balance
30-59 Days Delinquent	0.11%	77	$2,001,076.98
60-89 Days Delinquent	0.01%	5	$134,173.89
90-119 Days Delinquent	0.00%	0	$—
120+ Days Delinquent	0.00%	0	$—
Total Delinquent Receivables	0.11%	82	$2,135,250.87

Repossession Inventory:		# of Receivables	Principal Balance
Repossessed in the Current Collection Period		2	$73,003.00
Total Repossessed Inventory		2	$73,003.00

60+ Delinquency Percentage:		# of Receivables	Amount
60+ Day Delinquent Receivables		5	$134,173.89
60+ Delinquencies as % of EOP Net Pool Balance
Third Preceding Collection Period			N/A
Second Preceding Collection Period			N/A
Preceding Collection Period			N/A
Current Collection Period			0.01%
Delinquency Trigger			4.50%
Current Delinquency Percentage Exceeds Delinquency Trigger? (Yes/No)			No

VIII. TEMPORARY FORBEARANCE
The table below presents accounts which received a short-term payment extension in the month of May 2022:

	Month-End Balance		# of Receivables
	($MM)	(%)	(#)	(%)
Total Extensions	0.71	0.04%	26	0.03%
The table below presents accounts which received a short-term payment extension in the month of April 2022:

	Month-End Balance		# of Receivables
	($MM)	(%)	(#)	(%)
Total Extensions	0.53	0.03%	19	0.02%